Consolidated Statements of Cash Flow - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Income before income taxes and non-controlling interests	R$ 32,852,367	R$ 4,075,295
Adjustments to reconcile income before income tax to net cash flow from operating activities:
Expected loss on loans and advances	9,358,234	18,711,841
Changes in the insurance technical provisions and Pension Plans	32,600,967	29,983,129
Net Gains/(Losses) on financial assets at fair value through other comprehensive income	1,081,393	1,716,879
Expenses with provisions and contingent liabilities	3,888,464	3,822,270
Impairment of non-financial assets	255,975	2,162,468
Depreciation	2,712,720	2,960,106
Amortization of intangible assets	3,060,180	2,960,924
Share of profit of associates and joint ventures	(421,504)	(444,858)
(Gains)/Losses on disposal of non-current assets held for sale	(239,499)	130,024
(Gains)/Losses from disposal of property and equipment	228,971	139,411
(Gains)/Losses on the sale of investments in associates	(15,366)	(29,829)
Effect of changes in exchange rates in cash and cash equivalents	(3,475,438)	(2,452,395)
Changes in assets and liabilities:
(Increase)/decrease in reserve requirement - Central Bank	(3,559,769)	6,864,805
(Increase)/decrease in loans and advances to banks	(9,087,880)	(8,449,903)
(Increase)/decrease in loans and advances to customers	(182,188,118)	(125,720,138)
(Increase)/decrease in financial assets at fair value through profit or loss	(60,377,643)	(26,226,912)
(Increase)/decrease in other assets	(15,943,985)	(25,168,411)
Increase/(decrease) in deposits from banks	27,166,234	53,292,918
Increase/(decrease) in deposits from customers	38,922,747	186,793,206
Increase/(decrease) in financial liabilities at fair value through profit or loss	(4,432,399)	4,453,599
Increase/(decrease) in insurance technical provisions and Pension Plans	(25,679,716)	(18,820,436)
Increase/(decrease) in other provisions	(3,934,768)	(3,479,276)
Increase/(decrease) in other liabilities	19,820,868	(4,622,104)
Cash generated by operations	(137,406,965)	102,652,613
Interest received on investing financial assets	72,045,757	67,055,576
Interest paid on operating	(29,926,361)	(21,560,365)
Income tax and social contribution paid	(6,707,736)	(5,715,233)
Net cash provided by/(used in) operating activities	(101,995,305)	142,432,591
Investing activities
(Acquisitions) of subsidiaries, net of cash and cash equivalents	(183,172)	(3,173,403)
(Acquisition) of financial assets at fair value through other comprehensive income	(162,115,499)	(56,013,411)
Disposal of financial assets at fair value through other comprehensive income	127,129,772	54,381,559
Maturity of securities at amortized cost	47,481,373	53,919,341
(Acquisition) of securities at amortized cost	(46,679,357)	(47,169,156)
Disposal of non-current assets held for sale	608,200	559,661
(Acquisitions) of investments in associates	(293,793)	(491,438)
Sale of investments in associates	62,237	130,249
Dividends and interest on shareholders’ equity received	766,331	296,323
(Acquisition) of property and equipment	(1,156,867)	(1,795,410)
Sale of property and equipment	528,602	795,560
(Acquisition) of intangible assets	(3,253,248)	(2,469,105)
Interest received on investing financial assets	17,799,378	21,491,721
Net cash provided by/(used in) investing activities	(19,306,043)	20,462,491
Financing activities
Funds from securities issued	105,221,591	61,833,816
Payments on securities issued	(84,821,391)	(84,286,467)
Funds from subordinated debt issued	9,130,200	688,186
Payments on subordinated debts	(9,516,156)	(1,258,049)
Lease payments	(1,685,513)	(1,797,408)
Non-controlling shareholders	(253,768)	(144,051)
Interest paid on financing liabilities	(9,102,724)	(10,009,878)
Interest on Shareholders’ Equity/Dividends Paid	(9,914,297)	(1,432,130)
Acquisition of treasury shares	(666,702)
Net cash provided by/(used in) financing activities	(1,608,760)	(36,405,981)
(Decrease)/Increase in cash and cash equivalents	(122,910,108)	126,489,101
Cash and cash equivalents
At the beginning of the year	190,820,989	61,879,493
Effect of changes in exchange rates in cash and cash equivalents	3,475,438	2,452,395
At the end of the year	71,386,319	190,820,989
Non-cash transactions
Credit operations transferred to non-current assets held for sale	803,830	1,087,055
Dividends and interest on equity declared but not yet paid	153,004	3,825,613
(Gains)/losses on financial assets at fair value through other comprehensive income	R$ 9,163,635	R$ (17,591)